Subsequent Event Disclosure	12 Months Ended
Dec. 31, 2018
Notes
Subsequent Event Disclosure

13. Subsequent Event

Subsequent to December 31, 2018, the Company received a repayment of $198,026 for its loan receivable (Note 4).

Subsequent to December 31, 2018, the CEO sold 38,000 common shares in KRD to the Company for $2,320. The Company’s ownership in KRD will increase to 47.96%.